Expense Example {- Transportation Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-16 - Transportation Portfolio - Transportation Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954